BlackRock Basic Value Fund, Inc.

(the “Fund”)

Supplement dated September 14, 2012

to the Summary Prospectus dated October 28, 2011

Effective October 31, 2012, the following changes are made to the Fund’s Summary Prospectus:

The section in the Summary Prospectus captioned “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Bartlett Geer, CFA	2012	Managing Director of BlackRock, Inc.
Carrie King	2009	Managing Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.

SPRO-BV-0912SUP